Cash and cash equivalents (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash and cash equivalents
Cash and cash equivalents	R 31,231	R 34,739	R 15,877
Bank overdraft	(243)	(645)	(58)
Total cash and cash equivalents	30,988	34,094	R 15,819	R 17,039
In respect of various special purpose entities
Cash and cash equivalents
Cash restricted for use	513	187
In respect of short-term rehabilitation commitments
Cash and cash equivalents
Cash restricted for use	106	99
In respect of joint operations | Louisiana Integrated Polyethylene plant
Cash and cash equivalents
Cash restricted for use	245	0
In respect of joint operations | Exploration and other ventures
Cash and cash equivalents
Cash restricted for use	69	105
In respect of joint operations | Power plant
Cash and cash equivalents
Cash restricted for use	658	617
Other restricted cash
Cash and cash equivalents
Cash restricted for use	1,318	799
Rand
Cash and cash equivalents
Total cash and cash equivalents	14,994	14,281
Euro
Cash and cash equivalents
Total cash and cash equivalents	2,159	2,602
US dollar
Cash and cash equivalents
Total cash and cash equivalents	12,787	15,520
Other currencies
Cash and cash equivalents
Total cash and cash equivalents	R 1,048	R 1,691